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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

October 11, 2006 to November 9, 2006

Commission File Number of issuing entity:	333-134196-01

SMHL Global Fund No. 9

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-134196

ME Portfolio Management Limited

(Exact name of depositor and sponsor as specified in its charter)

Victoria, Australia

(State or other jurisdiction of incorporation or organization of the issuing entity)

Not Applicable

(I.R.S. Employer Identification No.)

Level 16 360 Collins Street Melbourne, VIC 3000 Australia (Address of principal executive offices of the issuing entity)	Not Applicable (Zip Code)

+61 3 9605 6000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (if Section 12(b))
Class A1 Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X        No ___

SEC 2503 (03-05)

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a current valid OMB control number.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 11, 2006, pursuant to a registration statement (File Nos. 333-134196 and 333-137590), Perpetual Limited, in its capacity as issuer trustee (the "Issuer Trustee") of SMHL Global Fund No. 9 (the "Issuing Entity"), publicly issued US$1,340,000,000 of Class A1 Mortgage Backed Floating Rate Notes (the "Class A1 Notes"). The Issuer Trustee made a regular monthly distribution of principal and interest to the holders of the Notes on the Monthly Payment Date falling on November 9, 2006. See Exhibit 99.

Capitalized terms used in this Form 10-D and not defined herein have the same meanings given to them in the prospectus supplement dated September 27, 2006 to the prospectus dated September 18, 2006 relating to the Class A1 Notes.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

There are no legal proceedings pending against ME Portfolio Management Limited (the "Depositor" and the "Sponsor"), the Issuing Entity, the Issuer Trustee, Members Equity Bank Pty Limited (the "Servicer"), Perpetual Trustee Company Limited (the "Security Trustee") or The Bank of New York (the "Note Trustee"), or of which any property of the foregoing is the subject, that are material to holders of the Notes.

There are no proceedings known to be contemplated by governmental authorities pending against the Depositor and Sponsor, the Issuing Entity, the Issuer Trustee, the Servicer, the Security Trustee or the Note Trustee, or of which any property of the foregoing is the subject, that are material to holders of the Notes.

Item 3. Sales of Securities and Use of Proceeds.

On October 11, 2006, simultaneously with the issuance of the Class A1 Notes, the Issuer Trustee issued €450,000,000 of Class A2 Mortgage Backed Floating Rate Notes (the "Class A2 Notes"), A$406,000,000 of Class A3 Mortgage Backed Floating Rate Notes (the "Class A3 Notes") and A$57,000,000 of Class B Mortgage Backed Floating Rate Notes (the "Class B Notes"), each backed by the same pool of housing loans as the Class A1 Notes. The Class A2 Notes, the Class A3 Notes and the Class B Notes were issued in transactions exempt from registration under the Securities Act pursuant to Regulation S thereunder. None of the Class A2 Notes, the Class A3 Notes or the Class B Notes were offered or sold in the United States or to, or for the account or benefit of, U.S. persons except in accordance with Regulation S under the Securities Act. Each of the Class A2 Notes, the Class A3 Notes and the Class B Notes were sold to institutional investors. Credit Suisse Securities (Europe) Limited and Société Générale, London Branch were lead managers and ABN AMRO Bank N.V., London Branch was co-manager with respect to the Class A2 Notes. Credit Suisse, Sydney Branch and National Australia Bank Limited were lead managers and Macquarie Bank Limited was co-manager with respect to the Class A3 Notes. Credit Suisse, Sydney Branch was sole lead manager with respect to the Class B Notes.

On October 11, 2006, simultaneously with the issuance of the Class A1 Notes, the Issuer Trustee also issued A$7,500,000 of liquidity notes, backed by the same pool of housing loans as the Class A1 Notes, to P.T. Limited, as nominee for Perpetual Limited, in its capacity as trustee of SMHL Origination Fund No. 3 (the "Liquidity Noteholder"). The liquidity notes were issued in a transaction exempt from registration under the Securities Act pursuant to Regulation S thereunder. The liquidity notes were not offered or sold in the United States or to, or for the account or benefit of, U.S. persons except in accordance with Regulation S under the Securities Act. The liquidity notes were not underwritten.

Further information regarding the Class A2 Notes, the Class A3 Notes, the Class B Notes and liquidity notes is contained in the prospectus supplement dated September 27, 2006 to the prospectus dated September 18, 2006 relating to the Class A1 Notes.

Item 4. Defaults Upon Senior Securities.

Not applicable

Item 5. Submission of Matters to a Vote of Security Holders.

No votes or consents of Noteholders were solicited during the period covered by this Form 10-D for any purpose.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Significant Enhancement Provider Information.

Not applicable.

Item 8. Other Information.

Not applicable.

Item 9. Exhibits.

Item 601 of Regulation S-K Exhibit No.	Description
99	Noteholders report for the November 9, 2006 Monthly Payment Date

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Date: November 24, 2006	ME Portfolio Management Limited
(Depositor)

By: /s/ Nicholas Vamvakas

Name:	Nicholas Vamvakas
Title:	Director

INDEX OF EXHIBITS

Item 601 of Regulation S-K Exhibit No.	Description
99	Noteholders report for the November 9, 2006 Monthly Payment Date